Note 24 - Share Capital - Issued Ordinary Shares (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Balance		$ 180,556	$ 158,043	$ 124,717
Shares issued - options exercised			165	30
Increase (decrease) through share-based payment transactions, equity		484		216
Balance		$ 193,459	$ 180,556	158,043
Issued capital [member]
Statement Line Items [Line Items]
Number of fully paid shares issued, beginning of period (in shares)		12,756,606	12,118,823
Balance		$ 82,667	$ 74,696	56,065
Shares issued - options exercised (in shares)			18,000
Shares issued - options exercised			$ 165	30
Shares issued- equity raise (in shares)	[1]		619,783
Issue of equity	[1]		$ 7,806
Increase (decrease) through share-based payment transactions, equity		$ 0		$ 216
Number of fully paid shares issued, end of period (in shares)		12,833,126	12,756,606	12,118,823
Balance		$ 83,471	$ 82,667	$ 74,696
Issued capital [member] | Payments to employees [member]
Statement Line Items [Line Items]
Shares issued - share-based payment - employees (in shares)		76,520
Increase (decrease) through share-based payment transactions, equity		$ 804

[1]	Gross proceeds of $7,834 with a transaction cost of $28 were raised by issuing depository receipts on the VFEX in December 2021, resulting in a net amount of $7,806.